Borrowings (Details) - Credit Facility	Apr. 01, 2021 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CHF (SFr)	Jun. 21, 2022 CHF (SFr)	Apr. 01, 2021 EUR (€)
Credit Suisse
Disclosure Of Detailed Information About Borrowings [Line Items]
Maximum borrowings	$ 3,300,000	$ 0			€ 2,700,000
Interest rate	3.95%				3.95%
Repayment period	36 months
Credit Suisse Group AG
Disclosure Of Detailed Information About Borrowings [Line Items]
Maximum borrowings				SFr 5,000,000
Credit Suisse Group AG | Gross Carrying Amount
Disclosure Of Detailed Information About Borrowings [Line Items]
Maximum borrowings			SFr 0